Offerings - Offering: 1	Dec. 03, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Offering Note	(1) Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of certain of the registration fees for the Registration Statement on Form S-3 (File No. 333-287744), which was filed by the registrant on June 3, 2025. (2) An indeterminate number of Common Shares as shall have an aggregate initial offering price not to exceed $400,000,000 are being offered hereunder as may from time to time be issued at indeterminate prices. In addition, pursuant to Rule 416 of the Securities Act, the Common Shares being offered hereunder include such indeterminate number of Common Shares as may be issuable with respect to the Common Shares being offered hereunder as a result of stock splits, stock dividends or similar transactions.